Concentrations of Risk - Schedule of Concentrations of Risk (Details) - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Sales Revenue, Net [Member]
Revenue	$ 10,431	$ 7,487
Percentage of concentrations of risk	81.20%	26.50%
Accounts Payable [Member]
Percentage of concentrations of risk	80.00%	98.00%
Accounts payable	$ 4,628	$ 16,467
Customer A [Member] | Sales Revenue, Net [Member]
Revenue	$ 10,431	$ 7,487
Percentage of concentrations of risk	81.20%	26.50%
Vendor A [Member] | Accounts Payable [Member]
Percentage of concentrations of risk	47.00%	61.00%
Accounts payable	$ 2,729	$ 10,226
Vendor B [Member] | Accounts Payable [Member]
Percentage of concentrations of risk	14.00%	25.00%
Accounts payable	$ 816	$ 4,197
Vendor C [Member] | Accounts Payable [Member]
Percentage of concentrations of risk	19.00%	12.00%
Accounts payable	$ 1,083	$ 2,044